UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA             May 10, 2002
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:    $9230604
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Company       COM              025816109   525861 12838400 SH       SOLE                 12009200            829200
Anglo American PLC             COM              03485p102     1117    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   231770  4791600 SH       SOLE                  4425000            366600
Archstone-Smith Trust          COM              039583109   234573  8756000 SH       SOLE                  8114900            641100
Bear Stearns Companies, Inc.   COM              073902108     2055    32754 SH       SOLE                    32754
Computer Sciences Corporation  COM              205363104    53369  1051600 SH       SOLE                   920300            131300
Electronic Data Systems Corpor COM              285661104     2030    35000 SH       SOLE                    35000
Equity Office Properties Trust COM              294741103   289916  9667100 SH       SOLE                  8883900            783200
Equity Residential Properties  COM              29476L107   380256 13230900 SH       SOLE                 12489100            741800
Fannie Mae                     COM              313586109   679715  8509202 SH       SOLE                  7945802            563400
Freddie Mac                    COM              313400301   845624 13344225 SH       SOLE                 12519425            824800
Gillette Co.                   COM              375766102      480    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     2139    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   304737  4799000 SH       SOLE                  4462800            336200
Great Lakes Chemical Corporati COM              390568103     1211    43000 SH       SOLE                    43000
Johnson & Johnson              COM              478160104     2364    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   292138  7558564 SH       SOLE                  7213564            345000
Lockheed Martin Corporation    COM              539830109     3253    56500 SH       SOLE                    56500
Mack-Cali Realty Corporation   COM              554489104   146183  4215200 SH       SOLE                  3977700            237500
Manpower Inc.                  COM              56418H100   348240  8956800 SH       SOLE                  8335100            621700
Mattel, Inc.                   COM              577081102      795    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   499356 17994800 SH       SOLE                 16803400           1191400
Nike, Inc.  Class B            COM              654106103     1206    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106    96034  4838000 SH       SOLE                  4461200            376800
Old Republic International Cor COM              680223104   154064  4819016 SH       SOLE                  4439861            379155
PepsiCo, Inc.                  COM              713448108     4244    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   784745 14899287 SH       SOLE                 13873687           1025600
Pitney Bowes Inc.              COM              724479100   184156  4302700 SH       SOLE                  4034400            268300
R.R. Donnelley & Sons Company  COM              257867101   272261  8754363 SH       SOLE                  8196300            558063
Safeway Inc.                   COM              786514208   377961  8395400 SH       SOLE                  7707600            687800
Sara Lee Corporation           COM              803111103   320059 15417100 SH       SOLE                 14309800           1107300
Security Capital Group Inc./Cl COM              81413P204    82407  3235440 SH       SOLE                  2898450            336990
Staples, Inc.                  COM              855030102   319865 16017298 SH       SOLE                 14639798           1377500
Target Corporation             COM              87612e106    53432  1239150 SH       SOLE                  1089050            150100
Tenet Healthcare Corporation   COM              88033g100     3619    54000 SH       SOLE                    54000
The Interpublic Group of Compa COM              460690100   549457 16028500 SH       SOLE                 14987700           1040800
The Kroger Co.                 COM              501044101   298899 13488200 SH       SOLE                 12568000            920200
Toys ''R'' Us Inc.             COM              892335100     1299    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106   430886 13331856 SH       SOLE                 12465756            866100
Tyson Foods Inc. Class A       COM              902494103    92081  7378262 SH       SOLE                  6860274            517988
UST Inc.                       COM              902911106   353410  9078100 SH       SOLE                  8590400            487700
United Technologies Corporatio COM              913017109     3339    45000 SH       SOLE                    45000